Pension and Other Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Defined Benefit Pension Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs

PLDT’s actuarial valuation is performed every year-end.  Based on the latest actuarial valuation, the actual present value of accrued (prepaid) benefit costs, net periodic benefit costs and average assumptions used in developing the valuation as at and for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019
	(in million pesos)
Changes in the present value of defined benefit obligations:
Present value of defined benefit obligations at beginning of the year	28,197	22,638	20,683
Service costs	1,614	1,313	1,043
Interest costs on benefit obligation	922	1,056	1,338
Actuarial losses on obligations – experience	538	265	570
Actual benefits paid/settlements	(3,471)	(369)	(4,558)
Actuarial losses on obligations – economic assumptions	(5,502)	3,507	3,829
Actuarial losses on obligations – demographic assumptions	—	—	4
Curtailments and others	—	(213)	(271)
Present value of defined benefit obligations at end of the year	22,298	28,197	22,638
Changes in fair value of plan assets:
Fair value of plan assets at beginning of the year	15,000	13,724	13,539
Actual contributions	3,614	3,227	7,598
Interest income on plan assets	605	322	1,360
Return on plan assets (excluding amount included in net interest)	(1,065)	(1,904)	(4,215)
Actual benefits paid/settlements	(3,471)	(369)	(4,558)
Fair value of plan assets at end of the year	14,683	15,000	13,724
Unfunded status – net	(7,615)	(13,197)	(8,914)
Accrued benefit costs	7,760	13,342	8,985
Prepaid benefit costs (Note 19)	145	145	71

Components of net periodic benefit costs:
Service costs	1,614	1,313	1,043
Interest costs – net	317	734	(22)
Curtailment/settlement gains and other adjustments	—	(99)	(181)
Net periodic benefit costs (Note 5)	1,931	1,948	840

Summary of Expected Future Settlements

The following table sets forth the expected future settlements by the Plan of maturing defined benefit obligation as at December 31, 2021:

(in million pesos)
2022	373
2023	427
2024	597
2025	888
2026	1,275
2027 to 2031	13,763

Summary of Weighted Average Assumptions Used to Determine Pension Benefits

The weighted average assumptions used to determine pension benefits for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019
	(in million pesos)
Rate of increase in compensation	5.7%	6.0%	6.0%
Discount rate	5.3%	3.5%	4.8%

Summary of Sensitivity Analysis on Defined Benefit Obligation

The sensitivity analysis below has been determined based on reasonably possible changes of each significant assumption on the defined benefit obligation as at December 31, 2021 and 2020, assuming if all other assumptions were held constant:

	Increase (Decrease)
	(in million pesos)
Discount rate	1%	(2,869)
	(1%)	3,448

Future salary increases	1%	3,328
	(1%)	(2,835)

Summary of Plan Assets

The following table sets forth the fair values, which are equal to the carrying values, of PLDT’s plan assets recognized as at December 31, 2021 and 2020:

	2021	2020
	(in million pesos)
Noncurrent Financial Assets
Investments in:
Unquoted equity investments	11,332	10,728
Shares of stock	2,316	1,903
Corporate bonds	242	255
Government securities	7	76
Mutual funds	17	21
Total noncurrent financial assets	13,914	12,983
Current Financial Assets
Cash and cash equivalents	518	1,771
Receivables	5	8
Total current financial assets	523	1,779
Total PLDT’s Plan Assets	14,437	14,762
Subsidiaries Plan Assets	246	238
Total Plan Assets of Defined Benefit Pension Plans	14,683	15,000

Defined Benefit Pension Plans [Member] | Shares of Stocks [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Plan Assets	As at December 31, 2021 and 2020, this account consists of:
	2021	2020
	(in million pesos)
Common shares
PSE	1,401	1,026
PLDT	48	35
Others	507	482
Preferred shares	360	360
	2,316	1,903

Defined Benefit Pension Plans [Member] | Unlisted Equity Investments [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Plan Assets

As at December 31, 2021 and 2020, this account consists of:

	2021	2020	2021	2020
	% of Ownership		(in million pesos)
MediaQuest	100%	100%	10,508	9,955
Tahanan Mutual Building and Loan Association, Inc., or TMBLA, (net of subscriptions payable of Php32 million)	100%	100%	584	542
BTFHI	100%	100%	240	231
			11,332	10,728

Defined Benefit Pension Plans [Member] | Investment Property [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Allocation of Fair Value of Plan Assets

The allocation of the fair value of the assets for the PLDT pension plan as at December 31, 2021 and 2020 are as follows:

	2021	2020
	(in million pesos)
Investments in listed and unlisted equity securities	94%	86%
Temporary cash investments	4%	12%
Debt and fixed income securities	2%	2%
	100%	100%

Defined Contribution Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs

Smart’s and certain of its subsidiaries’ actuarial valuation is performed every year-end.  Based on the latest actuarial valuation, the actual present value of prepaid benefit costs as at December 31, 2021 and 2020, and for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019
	(in million pesos)
Changes in the present value of defined benefit obligations:
Present value of defined benefit obligations at beginning of the year	2,775	2,813	2,804
Service costs	313	294	239
Interest costs on benefit obligation	101	118	174
Actuarial losses – experience	12	69	100
Actuarial losses – economic assumptions	(40)	28	13
Actual benefits paid/settlements	—	(567)	(37)
Curtailment and others	103	20	(480)
Present value of defined benefit obligations at end of the year	3,264	2,775	2,813
Changes in fair value of plan assets:
Fair value of plan assets at beginning of the year	3,651	3,084	3,159
Actual contributions	306	282	281
Interest income on plan assets	132	142	190
Return on plan assets (excluding amount included in net interest)	(18)	143	100
Actual benefits paid/settlements	—	—	(37)
Others	66	—	(609)
Fair value of plan assets at end of the year	4,137	3,651	3,084
Funded status – net	873	876	271
Prepaid benefit costs (Note 19)	873	876	271

Components of net periodic benefit costs:
Service costs	313	294	239
Interest costs – net	(31)	(24)	(16)
Curtailment/settlement gains	—	—	(6)
Others	—	—	(39)
Net periodic benefit costs (Note 5)	282	270	178

Summary of Expected Future Settlements

The following table sets forth the expected future settlements by the Plan of maturing defined benefit obligation as at December 31, 2021:

(in million pesos)
2022	88
2023	108
2024	162
2025	209
2026	234
2027 to 2061	1,877

Summary of Weighted Average Assumptions Used to Determine Pension Benefits

The weighted average assumptions used to determine pension benefits for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019
	(in million pesos)
Rate of increase in compensation	5.0%	5.0%	5.0%
Discount rate	5.0%	3.5%	7.3%

Summary of Sensitivity Analysis on Defined Benefit Obligation

The sensitivity analysis below has been determined based on reasonably possible changes of each significant assumption on the defined benefit obligation as at December 31, 2021 and 2020, assuming if all other assumptions were held constant:

	Increase (Decrease)
	(in million pesos)
Discount rate	(0.30%)	(10)
	0.62%	20

Future salary increases	0.61%	20
	(0.30%)	(10)

Summary of Plan Assets

The following table sets forth the fair values, which are equal to the carrying values, of Smart’s plan assets recognized as at December 31, 2021 and 2020:

	2021	2020
	(in million pesos)
Noncurrent Financial Assets
Investments in:
Domestic fixed income	2,833	2,416
Domestic equities	997	832
International equities	844	902
International fixed income	224	74
Philippine foreign currency bonds	558	240
Total noncurrent financial assets	5,456	4,464
Current Financial Assets
Cash and cash equivalents	37	388
Total current financial assets	37	388
Total plan assets	5,493	4,852
Less: Employee’s share, forfeitures and mandatory reserve account	1,356	1,201
Total Plan Assets of Defined Contribution Plans	4,137	3,651

Summary of Allocation of Fair Value of Plan Assets

The allocation of the fair value of Smart and certain of its subsidiaries pension plan assets as at December 31, 2021 and 2020 are as follows:

	2021	2020
	(in million pesos)
Investments in debt and fixed income securities and others	67%	64%
Investments in listed and unlisted equity securities	33%	36%
	100%	100%